Consolidated Statement Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating revenues
Service	$ 4,098,856	$ 4,053,797	$ 3,913,001
Equipment sales	353,228	289,549	264,680
Total operating revenues	4,452,084	4,343,346	4,177,681
Operating expenses
System operations (excluding Depreciation, amortization and accretion reported below)	946,805	929,379	854,931
Cost of equipment sold	935,947	791,802	756,290
Selling, general and administrative (including charges from affiliates of $104.3 million, $104.1 million and $107.5 million in 2012, 2011 and 2010)	1,764,933	1,769,701	1,783,315
Depreciation, amortization and accretion	608,633	573,557	570,955
(Gain) loss on asset disposals and exchanges, net	18,088	(1,873)	10,717
(Gain) loss on sale of business and other exit costs, net	21,022
Total operating expenses	4,295,428	4,062,566	3,976,208
Total operating income	156,656	280,780	201,473
Investment and other income (expense)
Equity in earnings of unconsolidated entities	90,364	83,566	97,318
Interest and dividend income	3,644	3,395	3,808
Gain (loss) on investment	(3,718)	11,373
Interest expense	(42,393)	(65,614)	(61,555)
Other, net	500	(678)	72
Total investment and other income (expense)	48,397	32,042	39,643
Income before income taxes	205,053	312,822	241,116
Income tax expense	63,977	114,078	81,958
Net income	141,076	198,744	159,158
Less: Net income attributable to noncontrolling interests, net of tax	(30,070)	(23,703)	(23,084)
Net income attributable to U.S. Cellular shareholders	$ 111,006	$ 175,041	$ 136,074
Basic weighted average shares outstanding	84,645	84,877	86,128
Basic earnings per share attributable to U.S. Cellular shareholders	$ 1.31	$ 2.06	$ 1.58
Diluted weighted average shares outstanding	85,067	85,335	86,518
Diluted earnings per share attributable to U.S. Cellular shareholders	$ 1.30	$ 2.05	$ 1.57